Expense Example - DWS RREEF Global Infrastructure Fund	Sep. 22, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	2,049
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	2,198
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,258
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	$ 1,352